EARNINGS PER SHARE - Schedule of earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (in Dollars)	$ 8,955	$ 15,311	$ 8,780
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	28,497,801	30,200,210	31,400,900
Effect of dilutive securities:
Employee stock options and RSUs	486,535	435,878	177,813
Denominator for diluted earnings per share - adjusted weighted average number of shares	28,984,336	30,636,088	31,578,713